Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 19, 2023	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets and Lease Liabilities [Abstract]
Lease term			5 years
Agreement terminates, date	May 31, 2024
Lease payment	$ 18	$ 15	$ 260	$ 435	$ 564